Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	2.26%	2.47%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	2.36%	2.13%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%	3.41%	3.18%
Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	3.51%	3.25%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%	2.85%	2.59%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	3.15%	2.92%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	2.36%	2.13%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%	3.41%	3.18%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	3.51%	3.25%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%	2.85%	2.59%
Class A-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class A-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%
Class C-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class C-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%
Class I-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class I-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%
Class IS-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class IS-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%
Class R-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class R-Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.29%